Postretirement Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 Age	Sep. 30, 2012	Sep. 30, 2011
Compensation And Retirement Disclosure [Abstract]
Employee age limit for eligibility	65
Unfunded plan liability	$ 376
Payment towards plan benefits	39	59	48
Participants contribution towards plan	$ 14	$ 12	$ 18